Consolidated Statement Of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Comprehensive Income
Net income	$ 190,586	$ 249,949	$ 120,483
Net change in accumulated other comprehensive income
Net change in marketable equity securities and equity method investments	84	(302)	(19,454)
Changes related to retirement plan	(582)	10,983	(8,248)
Comprehensive income	190,088	260,630	92,781
Less: Comprehensive income attributable to noncontrolling interests	(45,737)	(58,602)	(27,872)
Comprehensive income attributable to TDS shareholders	$ 144,351	$ 202,028	$ 64,909